Summary of Significant Accounting Policies (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income attributable to Himax Technologies, Inc. stockholders	$ 51,596	$ 10,706	$ 33,206
Transfers (to) from the noncontrolling interests:
Increase (decrease) in Himax Technologies, Inc.s paid-in capital for sale of shares of subsidiaries	533	1,283	804
Change from net income attributable to Himax Technologies, Inc. stockholders and transfers from noncontrolling interests	$ 52,097	$ 10,324	$ 33,858